SHARE-BASED COMPENSATION - Additional Disclosure (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) shares
Vested on Each Anniversary Of The Vesting Commencement Date For Four Years Thereafter | 2020 Share Incentive Plan
SHARE-BASED COMPENSATION
Share based Payment Award, Award Vesting Rights, Percentage	25.00%
Award Vesting Period	4 years
Vested on Each Anniversary Of The Vesting Commencement Date For Two Years Thereafter | 2020 Share Incentive Plan
SHARE-BASED COMPENSATION
Share based Payment Award, Award Vesting Rights, Percentage	50.00%
Award Vesting Period	2 years
Employee Stock Option
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 12.1
Share based payment arrangement nonvested award cost not yet recognized period for recognition	4 months 13 days
Restricted Stock Units (RSUs)
SHARE-BASED COMPENSATION
Share based payment arrangement nonvested award cost not yet recognized period for recognition	2 years 4 months 6 days
Share based payment arrangement nonvested award excluding option cost not yet recognized amount	$ 241.7
Common Class A | Post-IPO Share Scheme
SHARE-BASED COMPENSATION
Maximum number of shares that may be issued | shares	86,380,904